CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS [Abstract]
Schedule of Revenue and Accounts Receivable Concentrations

The following table shows the revenues and percentage of total revenues derived from those operators for the years ended December 31, 2011, 2012 and 2013:

	For the years ended December 31,
	2011	2012	2013

Percentage of Total Revenues

Revenues collected through operators
China Mobile	62%	36%	30%
China Unicom	7%	7%	5%
China Telecom	5%	6%	6%
WVAS revenues collected through operators
China Mobile	37%	28%	24%
China Unicom	7%	7%	5%
China Telecom	5%	6%	6%
Mobile games revenues collected
through operators
China Mobile	25%	8%	6%
China Unicom	-	-	-
China Telecom	-	-	-

Net accounts receivable from the operators as of December 31, 2012 and 2013 were as follows:

	Percentage of
	accounts receivable
	as of December 31,
	2012	2013

China Mobile	52%	63%
China Unicom	7%	9%
China Telecom	15%	9%